Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended			12 Months Ended
	Apr. 15, 2020 shares	Aug. 30, 2019 shares	Apr. 15, 2019 shares	Dec. 12, 2018 shares	May 02, 2018 shares	May 17, 2016	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Nov. 30, 2014 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Mar. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested										15,745,456	15,745,456
Options expected to vest										11,290,572						11,290,572
Options expected to vest, weighted-average exercise price | $ / shares																$ 0.0002
Options expected to vest, Aggregate intrinsic value | $													$ 176,161			$ 78,806
Weighted average fair value per option at grant date, Granted | $ / shares											$ 10.25		$ 16.42		$ 17.75
Total intrinsic value of options exercised | $											$ 14,640		$ 59,423		$ 209,797
Share-based compensation										¥ 678,686	$ 104,013	¥ 1,408,232		¥ 580,813
Weighted average remaining contractual term options outstanding										6 years 9 months 25 days	6 years 9 months 25 days	7 years 18 days	7 years 18 days
Number of options, Granted										6,678,796	6,678,796
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The estimated fair value of ordinary shares of Tantan | $ / shares													$ 5.03			$ 4.50
Share split ratio		1-for-5
Employee vested option repurchased | ¥										¥ 54,367
Payments for vested options repurchased | ¥										26,276
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥										11,486		¥ 10,622		6,609
Unrecognized compensation expense | ¥										¥ 20,957
Weighted average recognition period										2 years 5 months 8 days	2 years 5 months 8 days
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued										44,758,220						44,758,220
Number of share options granted									0
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period										10 years	10 years
Unrecognized compensation expense | ¥										¥ 970,617
Weighted average recognition period										2 years 5 months 15 days	2 years 5 months 15 days
Weighted average remaining contractual term options outstanding										6 years 9 months 25 days	6 years 9 months 25 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued									14,031,194
Increase in number of shares reserved for future issuances										1.50%	1.50%
Number of shares reserved for future issuances, description										Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.	Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period						4 years
2014 Plan [Member] | RSUs [Member] | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	130,000		130,000		100,000
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥										¥ 566,681		496,136		391,601
2015 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued		9,039,035															2,793,812	2,000,000	1,000,000
2018 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued		29,818,370						5,963,674
Share based compensation arrangements expiration Period								10 years
Number of shares reserved for issuance, description								the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.
2018 Plan [Member] | Qool Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted				9,000,000
Share-based compensation | ¥										10,227		¥ 10,811		566
Unrecognized compensation expense | ¥										¥ 0
2018 Plan [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term options outstanding										6 years 11 months 23 days	6 years 11 months 23 days	7 years 4 months 24 days	7 years 4 months 24 days
Number of options, Granted										2,113,299	2,113,299
2018 Plan [Member] | Options classified as Equity Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested										6,166,096	6,166,096
Options expected to vest										2,890,056						2,890,056
Options expected to vest, weighted-average exercise price | $ / shares																$ 3.52
Options expected to vest, Aggregate intrinsic value | $													$ 13,037			$ 3,831
Weighted average fair value per option at grant date, Granted | $ / shares											$ 3.08		$ 3.05		$ 3.00
Share-based compensation | ¥										¥ 77,807		¥ 99,635		94,977
Unrecognized compensation expense | ¥										¥ 75,772
Weighted average recognition period										2 years 2 months 15 days	2 years 2 months 15 days
Weighted average remaining contractual term options outstanding										6 years 11 months 23 days	6 years 11 months 23 days
2018 Plan [Member] | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥										¥ 12,485		¥ 791,028		¥ 86,778
2018 Plan [Member] | Founders [Member] | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period							4 years
Number of options, Granted							17,891,025